Business Combination - Schedule of Intangible Assets Additionally Identified By The Group As A Result Of Major Business Combinations For The Year (Detail) - Spark and Associates Inc. [Member]
₩ in Millions
Dec. 31, 2022 KRW (₩)
Disclosure Of Intangible Assets Additionally Identified By The Group As A Result Of Major Business Combinations [Line Items]
Goodwill	₩ 11,675
Customer relationship	₩ 9,715